GEOGRAPHIC AND CUSTOMER INFORMATION - Summary of Reportable Segments (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 13,721	$ 2,476
Europe, Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[1]	13,181	1,640
North America [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[2]	451	576
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 89	$ 260

[1]	Includes revenue from Germany in the amount of $12,450 and $1,500 for the six months ended June 30, 2024 and 2023, respectively. Includes revenue from Israel in the amount of $731 and $18 for the six months ended June 30, 2024 and 2023, respectively.
[2]	Includes revenues from United States only.